UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
September 30, 2012 (Unaudited)

Common Stocks--98.9%	Shares		Value ($)
Capital Goods--3.4%
Caterpillar	94,400		8,122,176
General Electric	194,800		4,423,908
United Technologies	89,000		6,967,810
			19,513,894
Consumer Services--3.4%
Arcos Dorados Holdings, Cl. A	125,000	a	1,928,750
McDonald's	195,900		17,973,825
			19,902,575
Diversified Financials--3.7%
BlackRock	31,000		5,527,300
Franklin Resources	41,000		5,127,870
JPMorgan Chase & Co.	267,300		10,820,304
			21,475,474
Energy--19.7%
Chevron	210,900		24,582,504
ConocoPhillips	165,100		9,440,418
Exxon Mobil	328,364		30,028,888
Imperial Oil	100,000	a	4,603,000
Occidental Petroleum	163,100		14,036,386
Phillips 66	92,550		4,291,543
Royal Dutch Shell, Cl. A, ADR	197,500		13,708,475
Statoil, ADR	145,000	a	3,739,550
Total, ADR	204,400	a	10,240,440
			114,671,204
Food & Staples Retailing--1.6%
Walgreen	134,300		4,893,892
Whole Foods Market	45,100		4,392,740
			9,286,632
Food, Beverage & Tobacco--23.1%
Altria Group	476,100		15,896,979
Coca-Cola	921,200		34,941,116

Kraft Foods, Cl. A	170,000		7,029,500
Nestle, ADR	317,400		20,062,854
PepsiCo	142,900		10,113,033
Philip Morris International	456,100		41,021,634
SABMiller	120,000		5,270,722
			134,335,838
Health Care Equipment & Services--1.5%
Intuitive Surgical	12,000	b	5,947,560
Medtronic	60,200		2,595,824
			8,543,384
Household & Personal Products--6.0%
Christian Dior	65,500		8,787,427
Estee Lauder, Cl. A	133,400		8,213,438
Procter & Gamble	255,000		17,686,800
			34,687,665
Materials--4.1%
Air Products & Chemicals	20,000		1,654,000
Freeport-McMoRan Copper & Gold	200,000		7,916,000
Praxair	95,200		9,889,376
Rio Tinto, ADR	100,000	a	4,676,000
			24,135,376
Media--4.1%
McGraw-Hill	107,100		5,846,589
News, Cl. A	283,136		6,945,326
Time Warner Cable	50,000		4,753,000
Walt Disney	120,000		6,273,600
			23,818,515
Pharmaceuticals, Biotech & Life Sciences--8.3%
Abbott Laboratories	191,800		13,149,808
Johnson & Johnson	212,900		14,670,939
Merck & Co.	63,200		2,850,320
Novo Nordisk, ADR	56,300		8,884,703
Roche Holding, ADR	185,700		8,726,043
			48,281,813
Retailing--4.2%
Target	189,700		12,040,259
Wal-Mart Stores	171,600		12,664,080
			24,704,339

Semiconductors & Semiconductor Equipment--3.4%
Intel	592,900	13,446,972
Texas Instruments	213,300	5,876,415
Xilinx	20,000	668,200
		19,991,587
Software & Services--3.9%
Automatic Data Processing	100,400	5,889,464
International Business Machines	80,000	16,596,000
		22,485,464
Technology Hardware & Equipment--8.5%
Apple	68,000	45,373,680
QUALCOMM	62,800	3,924,372
		49,298,052
Total Common Stocks
(cost $331,778,950)		575,131,812

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,514,250)	5,514,250 [c]	5,514,250
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,777,262)	18,777,262 [c]	18,777,262

Total Investments (cost $356,070,462)	103.1%	599,423,324
Liabilities, Less Cash and Receivables	(3.1%)	(18,010,056)
Net Assets	100.0%	581,413,268

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $18,022,252 and the value of the collateral held by the fund was $18,777,262.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $243,352,862 of which $251,880,483 related to appreciated investment securities and $8,527,621 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	23.1
Energy	19.7
Technology Hardware & Equipment	8.5
Pharmaceuticals, Biotech & Life Sciences	8.3
Household & Personal Products	6.0
Money Market Investments	4.2
Retailing	4.2
Materials	4.1
Media	4.1
Software & Services	3.9
Diversified Financials	3.7
Capital Goods	3.4
Consumer Services	3.4
Semiconductors & Semiconductor Equipment	3.4
Food & Staples Retailing	1.6
Health Care Equipment & Services	1.5
103.1

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	484,503,848	-	-	484,503,848
Equity Securities - Foreign Common Stocks+	90,627,964	-	-	90,627,964
Mutual Funds	24,291,512	-	-	24,291,512

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
September 30, 2012 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--1.3%
Delphi Automotive	10,810		335,110
Johnson Controls	23,410		641,434
			976,544
Banks--4.7%
Comerica	17,800		552,690
Fifth Third Bancorp	42,770		663,363
U.S. Bancorp	31,340		1,074,962
Wells Fargo & Co.	38,220		1,319,737
			3,610,752
Capital Goods--7.8%
Caterpillar	8,290		713,272
Danaher	11,260		620,989
Eaton	25,510	a	1,205,603
Fluor	9,520		535,786
General Electric	72,980		1,657,376
Honeywell International	9,750		582,563
Precision Castparts	3,100		506,354
Stanley Black & Decker	2,510		191,388
			6,013,331
Commercial & Professional Services--.5%
Pitney Bowes	28,600	a	395,252
Consumer Durables & Apparel--1.9%
Newell Rubbermaid	37,180		709,766
PVH	3,930		368,320
Under Armour, Cl. A	7,030	a,b	392,485

			1,470,571
Consumer Services--2.4%
Carnival	19,004		692,506
International Game Technology	7,440		97,390
Las Vegas Sands	6,870		318,562
Royal Caribbean Cruises	9,670		292,131
Starbucks	8,930		453,198
			1,853,787
Diversified Financials--7.9%
Ameriprise Financial	13,340		756,245
Capital One Financial	8,210		468,052
Discover Financial Services	11,510		457,292
Franklin Resources	2,370		296,416
Goldman Sachs Group	3,480		395,606
IntercontinentalExchange	1,430	b	190,776
Invesco	15,010		375,100
JPMorgan Chase & Co.	35,006		1,417,043
Moody's	27,670		1,222,184
T. Rowe Price Group	4,490		284,217
TD Ameritrade Holding	14,350		220,560
			6,083,491
Energy--7.8%
BP, ADR	8,190		346,928
EOG Resources	6,130		686,867
Exxon Mobil	14,800		1,353,460
National Oilwell Varco	4,230		338,865
Occidental Petroleum	13,990		1,203,979
Schlumberger	17,859		1,291,741
Valero Energy	25,380		804,038
			6,025,878
Food & Staples Retailing--1.8%
Wal-Mart Stores	11,100		819,180

Whole Foods Market	6,290		612,646
			1,431,826
Food, Beverage & Tobacco--7.2%
Coca-Cola Enterprises	23,700		741,099
ConAgra Foods	20,330		560,905
Kraft Foods Group	3,360	b	150,024
Kraft Foods, Cl. A	20,060		829,481
PepsiCo	29,050		2,055,869
Philip Morris International	13,270		1,193,504
			5,530,882
Health Care Equipment & Services--3.0%
Baxter International	9,390		565,841
Cerner	4,050	b	313,511
McKesson	9,790		842,234
St. Jude Medical	7,520		316,818
WellCare Health Plans	4,720	b	266,916
			2,305,320
Household & Personal Products--.2%
Energizer Holdings	2,590		193,240
Insurance--2.7%
American International Group	8,490	b	278,387
Arthur J. Gallagher & Co.	12,620		452,048
Marsh & McLennan	12,960		439,733
MetLife	20,280		698,849
Travelers	3,140		214,336
			2,083,353
Materials--4.7%
Dow Chemical	9,530		275,989
Eastman Chemical	12,410		707,494
Freeport-McMoRan Copper & Gold	4,964		196,475
International Paper	7,840		284,749
LyondellBasell Industries, Cl. A	9,730		502,652

Martin Marietta Materials	2,810	a	232,865
Monsanto	7,850		714,507
Packaging Corp. of America	5,670		205,821
PPG Industries	4,630		531,709
			3,652,261
Media--6.5%
News, Cl. A	53,000		1,300,090
Omnicom Group	18,090		932,720
Regal Entertainment Group, Cl. A	26,620	a	374,543
Time Warner	17,206		779,948
Viacom, Cl. B	18,400		986,056
Walt Disney	12,530		655,068
			5,028,425
Pharmaceuticals, Biotech & Life Sciences--9.4%
Agilent Technologies	6,650		255,692
Alexion Pharmaceuticals	2,670	b	305,448
Allergan	4,130		378,225
Biogen Idec	3,030	b	452,167
Bristol-Myers Squibb	13,600		459,000
Gilead Sciences	9,680	b	642,074
Illumina	5,500	a,b	265,100
Johnson & Johnson	8,333		574,227
Merck & Co.	31,220		1,408,022
Pfizer	73,570		1,828,215
Vertex Pharmaceuticals	5,200	b	290,940
Watson Pharmaceuticals	5,070	b	431,761
			7,290,871
Retailing--5.1%
Amazon.com	3,220	b	818,910
Dick's Sporting Goods	5,120		265,472
Dollar General	5,510	b	283,985
Home Depot	12,090		729,873

Limited Brands	5,520		271,915
Macy's	14,230		535,333
Nordstrom	5,090		280,866
Priceline.com	720	b	445,486
Ross Stores	4,700		303,620
			3,935,460
Semiconductors & Semiconductor Equipment--3.3%
Analog Devices	12,960		507,902
Broadcom, Cl. A	13,540	b	468,213
Skyworks Solutions	7,850	b	184,985
Texas Instruments	41,460		1,142,223
Xilinx	8,110		270,955
			2,574,278
Software & Services--8.9%
Accenture, Cl. A	4,270		299,028
Citrix Systems	4,800	b	367,536
Google, Cl. A	1,813	b	1,367,909
Intuit	7,430		437,478
LinkedIn, Cl. A	3,310	b	398,524
MasterCard, Cl. A	1,280		577,894
Oracle	52,670		1,658,578
Paychex	10,100		336,229
Red Hat	7,810	b	444,701
Salesforce.com	2,680	b	409,209
Teradata	4,050	b	305,411
VMware, Cl. A	2,530	b	244,752
			6,847,249
Technology Hardware & Equipment--9.0%
Apple	5,296		3,533,809
Cisco Systems	42,710		815,334
EMC	19,970	b	544,582
QUALCOMM	33,560		2,097,164

			6,990,889
Telecommunication Services--1.5%
Vodafone Group, ADR	13,620		388,102
Windstream	74,140	a	749,555
			1,137,657
Transportation--1.6%
FedEx	5,440		460,333
Union Pacific	6,270		744,249
			1,204,582
Total Common Stocks
(cost $65,750,268)			76,635,899

Preferred Stocks--.5%
Diversified Financials
Citigroup,
Conv., Cum. $7.50
(cost $355,302)	4,200		407,316

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $126,284)	126,284	[c]	126,284
Investment of Cash Collateral for
Securities Loaned--4.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,358,866)	3,358,866	[c]	3,358,866
Total Investments (cost $69,590,720)	104.2%		80,528,365
Liabilities, Less Cash and Receivables	(4.2%)		(3,279,699)
Net Assets	100.0%		77,248,666

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $3,253,863 and the value of the collateral held by the fund was $3,358,866.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $10,937,645 of which $12,667,517 related to appreciated investment securities and $1,729,872 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	9.4
Technology Hardware & Equipment	9.0
Software & Services	8.9
Diversified Financials	8.4
Capital Goods	7.8
Energy	7.8
Food, Beverage & Tobacco	7.2
Media	6.5
Retailing	5.1
Banks	4.7
Materials	4.7
Money Market Investments	4.5
Semiconductors & Semiconductor Equipment	3.3
Health Care Equipment & Services	3.0
Insurance	2.7
Consumer Services	2.4
Consumer Durables & Apparel	1.9
Food & Staples Retailing	1.8
Transportation	1.6

Telecommunication Services	1.5
Automobiles & Components	1.3
Commercial & Professional Services	.5
Household & Personal Products	.2
104.2

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total

Investments in Securities:
Equity Securities - Domestic
Common Stocks+	75,900,869	-	-	75,900,869
Equity Securities - Foreign
Common Stocks+	735,030	-	-	735,030
Mutual Funds	3,485,150	-	-	3,485,150
Preferred Stocks+	407,316	-	-	407,316

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
September 30, 2012 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)
Australia--3.3%
Newcrest Mining	15,616	472,024
Santos	33,547	395,309
WorleyParsons	11,179	328,051
		1,195,384
Belgium--2.4%
Anheuser-Busch InBev	10,581	899,721
Brazil--2.0%
CCR	22,859	206,912
International Meal Co. Holdings	24,368	228,384
Vale, ADR	17,595	314,950
		750,246
Canada--1.8%
Barrick Gold	9,458	395,214
Nexen	9,950	252,014
		647,228
China--1.6%
Biostime International Holdings	128,909	330,500
Mindray Medical International, ADR	7,475	251,235
		581,735
France--3.9%
Air Liquide	4,940	612,279
L'Oreal	2,860	353,779
Total	9,374	464,978
		1,431,036
Germany--5.0%
Bayer	8,694	746,640
Brenntag	2,230	285,420
Fresenius Medical Care & Co.	6,722	492,890
Gerry Weber International	7,749	320,244
		1,845,194

Hong Kong--6.3%
AIA Group	153,600		572,480
Belle International Holdings	192,000		347,648
China Mobile	51,500		570,853
Jardine Matheson Holdings	10,000		569,000
Man Wah Holdings	445,200		242,866
			2,302,847
Italy--1.5%
Intesa Sanpaolo	143,352		217,926
Saipem	6,905		331,594
			549,520
Japan--24.5%
Asahi Group Holdings	18,900		465,961
CALBEE	3,700		324,295
Daiichi Sankyo	14,238		235,354
Don Quijote	18,100		696,957
FANUC	2,700		435,238
Inpex	51		304,209
Japan Airlines	5,768		269,774
Japan Tobacco	35,200		1,056,361
Lawson	5,100		392,107
Makita	10,000		388,262
Mitsubishi Estate	31,000		593,465
NGK Spark Plug	25,000		263,006
Nissan Motor	52,300		445,662
Nomura Holdings	104,000		371,809
Shiseido	17,800		244,282
Sugi Holdings	13,400		470,648
Toshiba	124,000		397,232
Towa Pharmaceutical	6,900		461,533
Toyota Motor	31,200		1,215,377
			9,031,532
Mexico--.7%
Grupo Financiero Santander Mexico, Cl. B, ADR	19,853	a	271,986
Norway--1.9%
DNB	56,979		698,699
Philippines--.7%

Energy Development	1,782,400		259,786
Poland--.9%
Telekomunikacja Polska	61,763		317,139
Singapore--1.3%
United Overseas Bank	30,000		480,362
South Africa--.9%
MTN Group	16,834		324,039
Sweden--1.1%
TeliaSonera	57,376		412,973
Switzerland--13.3%
Actelion	4,787	a	239,630
Bank Sarasin & Cie, Cl. B	11,648	a	333,154
Nestle	19,115		1,205,231
Novartis	12,398		758,644
Roche Holding	6,659		1,244,005
Syngenta	1,871		699,263
Zurich Insurance Group	1,617	a	402,660
			4,882,587
Thailand--3.4%
Bangkok Bank	115,800		756,199
Bangkok Dusit Medical Services	140,765		491,626
			1,247,825
United Kingdom--20.9%
Aberdeen Asset Management	81,849		411,181
Associated British Foods	22,023		458,405
BG Group	17,173		346,638
BHP Billiton	28,783		894,719
Bowleven	166,199	a	206,652
British American Tobacco	13,687		702,728
Centrica	137,137		725,911
Compass Group	32,535		359,095
GlaxoSmithKline	28,865		665,377
Imagination Technologies Group	31,821	a	244,077
Ophir Energy	42,041	a	412,759
Prudential	29,024		375,648
Royal Bank of Scotland Group	161,393	a	669,789
Severn Trent	14,162		383,968

SSE	19,619	440,997
Wolseley	9,398	400,948
		7,698,892
Total Common Stocks
(cost $32,617,621)		35,828,731

Preferred Stocks--.9%
Brazil
Petroleo Brasileiro
cost $489,492)	31,652	349,269
Total Investments (cost $33,107,113)	98.3%	36,178,000
Cash and Receivables (Net)	1.7%	620,404
Net Assets	100.0%	36,798,404

ADR - American Depository Receipts

a Non-income producing security.

At September 30, 2012, net unrealized appreciation on investments was $3,070,887 of which $4,984,305 related to appreciated investment securities and $1,913,418 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	24.3
Financial	16.7
Health Care	13.1
Basic Materials	12.0
Energy	9.2
Consumer Services	7.5
Industrial	5.5
Utilities	4.9
Telecommunications	4.4
Technology	.7
98.3

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)

Sales:
Australian Dollar,
Expiring
10/4/2012 [a]	33,632	35,120	34,887	233

British Pound,
Expiring
10/1/2012 [b]	8,458	13,694	13,657	37

Canadian Dollar,
Expiring
10/2/2012 [c]	18,797	19,176	19,120	56

Hong Kong Dollar,
Expiring
10/4/2012 [b]	540,096	69,652	69,653	(1)

Japanese Yen,
Expiring:
10/3/2012 [c]	16,273,172	209,541	208,523	1,018
10/2/2012 [d]	441,378	5,682	5,656	26

Singapore Dollar,
Expiring
10/3/2012 [d]	19,758	16,126	16,100	26

Gross Unrealized Appreciation	1,396
Gross Unrealized Depreciation	(1)

Counterparties:

a Royal Bank of Scotland
b Barclays Bank
c UBS
d JPMorgan Chase & Co.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign
Common Stocks+	35,828,731	-	-	35,828,731
Preferred Stocks+	349,269	-	-	349,269
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,396	-	1,396
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(1)	-	(1)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended
September 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
September 30, 2012 (Unaudited)

Common Stocks--94.1%	Shares		Value ($)
Australia--2.9%
Australia & New Zealand Banking Group	28,160		722,958
Primary Health Care	141,354		530,789
QBE Insurance Group	53,490		718,534
			1,972,281
Belgium--1.0%
Delhaize Group	17,520		676,435
Brazil--1.8%
Banco Santander Brasil, ADS	61,930		456,424
Oi, ADR	53,415		214,728
Oi, ADR, Cl. C	2,768		13,729
Petroleo Brasileiro, ADR	23,620		541,843
			1,226,724
China--2.2%
Beijing Capital International Airport, Cl. H	164,000		109,981
China Railway Group, Cl. H	443,000		193,676
Foxconn International Holdings	616,000	a	202,578
Guangzhou Automobile Group, Cl. H	524,272		344,148
Huaneng Power International, Cl. H	368,000		280,008
PetroChina, ADR	2,730		352,607
			1,482,998
France--12.1%
Alstom	13,550		475,098
Carrefour	50,697		1,051,491
Cie de St-Gobain	13,040		458,054
Danone	10,820		666,152
EDF	18,410		385,740
France Telecom	75,710		913,369
GDF Suez	28,131		629,005

Sanofi	15,447		1,317,058
Societe Generale	17,242	a	489,666
Total	33,820		1,677,571
			8,063,204
Germany--9.2%
Aixtron	26,530		353,708
Allianz	4,440		528,283
Bayer	4,970		426,823
Celesio	26,780		477,489
Daimler	12,684		613,923
Deutsche Bank	19,830		783,461
Deutsche Telekom	29,630		364,578
E.ON	52,690		1,250,252
Muenchener Rueckversicherungs	2,970		463,717
Siemens	8,970		894,602
			6,156,836
Hong Kong--2.7%
China Mobile, ADR	2,350		130,096
Esprit Holdings	446,496		686,381
Hang Seng Bank	51,700		792,764
Pacific Basin Shipping	387,000		177,178
			1,786,419
India--.7%
Reliance Industries, GDR	13,960	b	439,461
Israel--1.5%
Teva Pharmaceutical Industries, ADR	24,230		1,003,364
Italy--2.2%
Eni	12,605		275,691
Finmeccanica	68,396	a	324,850
Saras	681,150	a	863,057
			1,463,598
Japan--23.3%
Denso	15,600		489,949
East Japan Railway	6,000		397,488
Fujitsu	142,000		533,137

INPEX	119	709,822
Kao	23,200	683,752
Kirin Holdings	33,000	441,466
LIXIL Group	16,600	396,069
Matsumotokiyoshi Holdings	11,400	281,494
Mitsubishi UFJ Financial Group	273,800	1,284,095
Nippon Electric Glass	79,000	436,302
Nippon Express	108,000	409,636
Nomura Holdings	56,200	200,920
Nomura Research Institute	23,900	492,761
Omron	32,000	615,069
Panasonic	19,700	130,256
Ricoh	66,700	563,241
Shimachu	30,900	645,400
Shin-Etsu Chemical	18,960	1,066,561
Sumitomo Mitsui Financial Group	24,400	762,891
Sumitomo Mitsui Trust Holdings	148,240	440,693
Taiyo Nippon Sanso	132,000	695,182
Tokyo Electron	11,500	489,973
Toyota Motor	42,500	1,655,561
Yamaha Motor	58,600	512,112
Yamato Holdings	49,200	779,231
Yaskawa Electric	62,000	415,505
		15,528,566
Netherlands--2.8%
Aegon	61,828	321,384
Koninklijke Philips Electronics	45,924	1,071,410
Royal Dutch Shell, Cl. A	14,247	492,488
		1,885,282
Norway--.6%
Norsk Hydro	79,516	372,534
Russia--.4%
Gazprom, ADR	25,400	254,762
Singapore--1.9%
DBS Group Holdings	43,453	509,525

Oversea-Chinese Banking	100,000		761,082
			1,270,607
South Africa--.7%
Murray & Roberts Holdings	95,017	a	252,412
Standard Bank Group	17,266		219,129
			471,541
South Korea--2.5%
KB Financial Group, ADR	13,709		483,791
Korea Electric Power	11,020	a	276,634
Korea Electric Power, ADR	21,430	a	266,161
Korea Exchange Bank	44,470	a	339,699
KT, ADR	7,520		117,613
SK Telecom, ADR	11,860		172,444
			1,656,342
Sweden--3.1%
Ericsson, Cl. B	105,090		957,502
Husqvarna, Cl. B	15,450		78,816
Investor, Cl. B	10,410		229,157
Svenska Cellulosa, Cl. B	42,770		794,352
			2,059,827
Switzerland--7.3%
Adecco	8,360	a	397,867
Clariant	40,570	a	482,699
Novartis	28,369		1,735,923
Roche Holding	7,260		1,356,281
UBS	71,754	a	873,560
			4,846,330
Taiwan--1.0%
Hon Hai Precision Industry	113,300		355,590
United Microelectronics	703,120		292,632
			648,222
United Kingdom--14.2%
Anglo American	41,075		1,205,181
BP	134,474		947,856
Home Retail Group	234,822		337,860

HSBC Holdings	257,056	2,379,741
Reed Elsevier	27,119	259,248
Resolution	219,733	770,327
Royal Dutch Shell, Cl. A	33,255	1,150,261
Smith & Nephew	59,629	658,137
Tesco	60,147	322,457
Unilever	19,923	724,508
Vodafone Group	258,482	733,577
		9,489,153
Total Common Stocks
(cost $78,752,463)		62,754,486

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $930,000)	930,000 [c]	930,000
Total Investments (cost $79,682,463)	95.5%	63,684,486
Cash and Receivables (Net)	4.5%	2,997,121
Net Assets	100.0%	66,681,607

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, this security was valued at $439,461 or .7% of net assets.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized depreciation on investments was $15,997,977 of which $2,461,249 related to appreciated investment securities and $18,459,226 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	21.8
Energy	11.5
Health Care	11.3
Industrial	9.5
Consumer Discretionary	8.6
Information Technology	8.6
Consumer Staples	8.5
Materials	5.7
Utilities	4.6
Telecommunication Services	4.0
Money Market Investment	1.4
95.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring
10/1/2012 a	12,566,321	161,768	161,024	(744)

Sales:		Proceeds ($)

Australian Dollar,
Expiring
10/2/2012 b	24,358	25,313	25,267	46

Gross Unrealized Appreciation				46
Gross Unrealized Depreciation				(744)

Counterparties:

a Credit Suisse First Boston
b Barclays Bank

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	62,754,486	-	-	62,754,486
Mutual Funds	930,000	-	-	930,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	46	-	46
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(744)	-	(744)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund during the period ended

September 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
September 30, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--8.1%	Principal Amount ($)		Value ($)
State Street Bank and Trust Co.
0.20%, 12/14/12	5,000,000		5,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.33%, 10/26/12	7,000,000	a	7,000,000
Total Negotiable Bank Certificates of Deposit
(cost $12,000,000)			12,000,000
Commercial Paper--13.5%
General Electric Capital Corp.
0.40%, 12/13/12	5,000,000		4,995,945
Mizuho Funding LLC
0.36%, 10/16/12	5,000,000	a	4,999,250
Toronto-Dominion Holdings USA Inc.
0.18%, 11/7/12	5,000,000	a	4,999,075
Toyota Motor Credit Corp.
0.39%, 10/19/12	5,000,000		4,999,025
Total Commercial Paper
(cost $19,993,295)			19,993,295
Asset-Backed Commercial Paper--20.3%
Alpine Securitization Corp.
0.35%, 3/18/13	5,000,000	a	4,991,833
Atlantis One Funding Corp.
0.29%, 11/2/12	5,000,000	a	4,998,711
Collateralized Commercial Paper Program Co., LLC
0.34%, 11/1/12	5,000,000		4,998,536
FCAR Owner Trust, Ser. II
0.28%, 12/3/12	5,000,000		4,997,550
Metlife Short Term Funding LLC
0.22%, 10/4/12	5,000,000	a	4,999,908
Northern Pines Funding LLC
0.21%, 10/1/12	5,000,000		5,000,000
Total Asset-Backed Commercial Paper
(cost $29,986,538)			29,986,538
U.S. Treasury Bills--13.5%
0.10%, 12/13/12
(cost $19,996,147)	20,000,000		19,996,147
U.S. Treasury Notes--13.6%
0.16%, 2/15/13
(cost $20,089,856)	20,000,000		20,089,856
Repurchase Agreements--30.6%
ABN AMRO Bank N.V.
0.20%, dated 9/28/12, due 10/1/12 in the amount of
$15,000,250 (fully collateralized by $14,515,000 U.S.
Treasury Notes, 2.38%, due 9/30/14, value $15,300,047)	15,000,000		15,000,000
Barclays Capital, Inc.
0.20%, dated 9/28/12, due 10/1/12 in the amount of
$5,000,083 (fully collateralized by $4,936,500 U.S.

Treasury Notes, 1.25%, due 9/30/15, value $5,100,055)	5,000,000	5,000,000
Credit Suisse Securities LLC
0.20%, dated 9/28/12, due 10/1/12 in the amount of
$20,000,333 (fully collateralized by $45,605,000 U.S.
Treasury Strips, due 2/15/40, value $20,401,853)	20,000,000	20,000,000
RBC Capital Markets
0.20%, dated 9/28/12, due 10/1/12 in the amount of
$5,000,083 (fully collateralized by $4,049,900 U.S.
Treasury Inflation Protected Securities, 1.25%, due
7/15/20, value $5,100,083)	5,000,000	5,000,000
Total Repurchase Agreements
(cost $45,000,000)		45,000,000
Total Investments (cost $147,065,836)	99.6%	147,065,836
Cash and Receivables (Net)	.4%	643,237
Net Assets	100.0%	147,709,073

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $31,988,777 or 21.7% of net assets.

At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	147,065,836
Level 3 - Significant Unobservable Inputs	-
Total	147,065,836

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
September 30, 2012 (Unaudited)

Common Stocks--98.7%	Shares		Value ($)
Automobiles & Components--4.0%
American Axle & Manufacturing
Holdings	220,000	a	2,479,400
Dana Holding	363,670		4,473,141
Tower International	105,040	a	809,858
			7,762,399
Banks--2.8%
First Commonwealth Financial	362,930		2,558,657
Hancock Holding	62,030		1,919,829
SCBT Financial	20,540		827,351
			5,305,837
Capital Goods--7.7%
Columbus McKinnon	69,900	a	1,056,189
Commercial Vehicle Group	70,120	a	515,382
Granite Construction	153,520		4,409,094
Orion Marine Group	110,130	a	818,266
Oshkosh	70,140	a	1,923,940
Trinity Industries	143,150		4,290,206
Watts Water Technologies, Cl. A	47,870		1,810,922
			14,823,999
Commercial & Professional Services--6.1%
Equifax	38,510		1,793,796
Herman Miller	64,400		1,251,936
ICF International	16,030	a	322,203
Portfolio Recovery Associates	29,250	a	3,054,578
Steelcase, Cl. A	354,350		3,490,348
TrueBlue	114,250	a	1,796,010
			11,708,871
Consumer Durables & Apparel--12.5%
Fifth & Pacific	370,620	a	4,736,524
Jones Group	513,860		6,613,378
Meritage Homes	103,250	a	3,926,597
Mohawk Industries	34,720	a	2,778,294
Newell Rubbermaid	52,270		997,834
Standard Pacific	727,170	a,b	4,915,669
			23,968,296
Consumer Services--1.6%
Scientific Games, Cl. A	152,810	a	1,263,739
Shuffle Master	113,890	a	1,800,601
			3,064,340
Diversified Financials--2.0%
LPL Financial Holdings	65,270		1,862,806
Nelnet, Cl. A	80,330		1,907,034
			3,769,840
Energy--2.6%
Approach Resources	51,080	a,b	1,539,040
Gulfport Energy	32,480	a	1,015,325
PDC Energy	76,500	a	2,419,695
			4,974,060
Exchange-Traded Funds--.3%
iShares Russell 2000 Index Fund	5,820	b	485,621
Food, Beverage & Tobacco--.7%
Dole Food	97,690	a,b	1,370,591

Health Care Equipment & Services--6.1%
Align Technology	57,660	a	2,131,690
Hanger	204,630	a	5,838,094
Merit Medical Systems	248,220	a	3,705,925
			11,675,709
Insurance--3.8%
Arthur J. Gallagher & Co.	43,950		1,574,289
Brown & Brown	169,400		4,416,258
Employers Holdings	70,470		1,291,715
			7,282,262
Materials--5.2%
Georgia Gulf	79,910	b	2,894,340
Innospec	80,930	a	2,745,146
Omnova Solutions	218,800	a	1,656,316
Zoltek	355,590	a,b	2,734,487
			10,030,289
Pharmaceuticals, Biotech & Life Sciences--3.8%
Auxilium Pharmaceuticals	83,670	a	2,046,568
Emergent BioSolutions	238,049	a	3,382,676
Salix Pharmaceuticals	44,320	a	1,876,509
			7,305,753
Real Estate--2.9%
Jones Lang LaSalle	47,060		3,593,031
St. Joe	99,420	a,b	1,938,690
			5,531,721
Retailing--2.8%
Gordmans Stores	47,630	a	878,774
Williams-Sonoma	100,630		4,424,701
			5,303,475
Semiconductors & Semiconductor Equipment--3.8%
Applied Micro Circuits	678,100	a	3,431,186
Lattice Semiconductor	200,990	a	769,792
Microsemi	155,860	a	3,128,110
			7,329,088
Software & Services--15.9%
Cardtronics	67,040	a	1,996,451
CoreLogic	75,630	a	2,006,464
CSG Systems International	192,880	a	4,337,871
DealerTrack Holdings	191,180	a	5,324,363
Kenexa	43,810	a	2,007,812
LogMeIn	74,840	a	1,678,661
MICROS Systems	73,010	a	3,586,251
Take-Two Interactive Software	116,240	a	1,212,383
Velti	439,940	a,b	3,682,298
Wright Express	69,680	a	4,858,090
			30,690,644
Technology Hardware & Equipment--7.7%
Arrow Electronics	55,640	a	1,875,624
Brocade Communications Systems	313,900	a	1,856,719
JDS Uniphase	280,440	a	3,473,249
ScanSource	147,910	a	4,736,078
Vishay Intertechnology	292,180	a	2,872,129
			14,813,799
Transportation--6.4%
Arkansas Best	115,150		911,988
Avis Budget Group	58,350	a	897,423
Con-way	78,030		2,135,681
Landstar System	81,150		3,836,772
UTi Worldwide	330,770		4,455,472

		12,237,336
Total Common Stocks
(cost $176,389,423)		189,433,930

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,303,950)	3,303,950 [c]	3,303,950
Investment of Cash Collateral for
Securities Loaned--9.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,263,698)	18,263,698 [c]	18,263,698
Total Investments (cost $197,957,071)	109.9%	211,001,578
Liabilities, Less Cash and Receivables	(9.9%)	(18,997,254)
Net Assets	100.0%	192,004,324

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $17,355,345 and the value of the collateral held by the fund was $18,263,698.
c Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $13,044,507 of which $24,821,127 related to appreciated investment securities and $11,776,620 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	15.9
Consumer Durables & Apparel	12.5
Money Market Investments	11.2
Capital Goods	7.7
Technology Hardware & Equipment	7.7
Transportation	6.4
Commercial & Professional Services	6.1
Health Care Equipment & Services	6.1
Materials	5.2
Automobiles & Components	4.0
Insurance	3.8
Pharmaceuticals, Biotech & Life Sciences	3.8
Semiconductors & Semiconductor Equipment	3.8
Real Estate	2.9
Banks	2.8
Retailing	2.8
Energy	2.6
Diversified Financials	2.0
Consumer Services	1.6
Food, Beverage & Tobacco	.7
Exchange-Traded Funds	.3
109.9

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	180,810,539	-	-	180,810,539
Equity Securities - Foreign+	8,137,770	-	-	8,137,770
Exchange-Traded Funds	485,621	-	-	485,621
Mutual Funds	21,567,648	-	-	21,567,648

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--134.6%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.1%
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. C	2.67	1/8/18	175,000		179,478
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		245,483
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		528,734
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	110,000		113,666
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	265,000		275,858
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. C	2.00	1/8/14	705,000		706,222
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. CTFS	5.22	7/15/15	109,345	b	109,481
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	150,000		151,329
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		447,075
Santander Drive Auto Receivables
Trust, Ser. 2010-3, Cl. C	3.06	11/15/17	245,000		248,713
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. C	3.11	5/16/16	475,000		489,948
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. D	3.64	5/15/18	305,000		311,360
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	105,000		110,173
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		206,765
Santander Drive Auto Receivables

Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		247,833
SMART Trust,
Ser. 2011-1USA, Cl. A3B	1.07	10/14/14	354,736	b,c	355,323
					4,727,441
Asset-Backed Ctfs./Home Equity Loans--.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.57	12/25/33	235,906	c	240,872
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A3	5.71	7/25/36	13,144	c	13,137
Park Place Securities,
Ser. 2004-WCW1, Cl. M1	0.85	9/25/34	17,478	c	17,410
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.48	11/25/35	2,673	c	2,670
					274,089
Casinos--.2%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	205,000		221,400
Commercial Mortgage Pass-Through Ctfs.--4.5%
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	319,758	c	328,187
Citigroup Commercial Mortgage
Trust, Ser. 2012-GC8, Cl. A4	3.02	9/10/45	390,000		403,829
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.70	12/10/49	200,000	c	236,954
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-C4, Cl. AAB	5.07	8/15/38	62,358	c	62,641
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,065,000	b,c	1,065,011
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. E	2.48	3/6/20	395,000	b,c	395,105
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. K	4.80	3/6/20	225,000	b,c	225,117
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	485,000	b	563,750

JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	399,390		400,325
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. AM	5.88	2/12/51	245,000	c	273,513
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	20,885		20,883
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	145,000		161,648
					4,136,963
Consumer Discretionary--4.0%
Cablevision Systems,
Sr. Unscd. Notes	7.75	4/15/18	210,000		233,625
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		104,846
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	405,000	b	486,658
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	284,444		331,183
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	513,331	b	696,407
Dish DBS,
Gtd. Notes	5.88	7/15/22	230,000	b	236,900
Hanesbrands,
Gtd. Notes	6.38	12/15/20	220,000		239,800
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	345,000		409,509
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	165,000	b	193,482
Time Warner,
Gtd. Notes	3.40	6/15/22	230,000		243,410
Time Warner,
Gtd. Notes	5.88	11/15/16	90,000		106,821
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	390,000		391,761
					3,674,402

Consumer Staples--.9%
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	305,000		372,814
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	240,000	b	261,816
SABMiller Holdings,
Gtd. Notes	4.95	1/15/42	200,000	b	233,706
					868,336
Energy--3.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	530,000		639,672
CNOOC Finance (2012),
Gtd. Notes	3.88	5/2/22	200,000	b	212,554
Continental Resources,
Gtd. Notes	5.00	9/15/22	250,000	b	261,563
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	385,000		382,377
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	170,000		213,834
MEG Energy,
Gtd. Notes	6.38	1/30/23	225,000	b	240,469
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	315,000		396,900
Transocean,
Gtd. Notes	2.50	10/15/17	175,000		176,177
Unit,
Gtd. Notes	6.63	5/15/21	235,000	b	243,813
Valero Energy,
Gtd. Notes	6.13	2/1/20	240,000		291,957
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	350,000		358,519
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		81,664
					3,499,499
Financial--20.1%
Ally Financial,
Gtd. Notes	4.63	6/26/15	440,000		451,507

Ally Financial,
Gtd. Notes	5.50	2/15/17	475,000		496,990
AON,
Gtd. Notes	3.50	9/30/15	240,000		254,549
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	310,000		354,060
Bank of America,
Sr. Unscd. Notes	5.70	1/24/22	425,000		500,113
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	225,000		244,295
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	224,000		271,014
CIT Group,
Sr. Unscd. Notes	5.00	8/15/22	120,000		125,450
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	210,000		225,225
Citigroup,
Sr. Unscd. Notes	4.50	1/14/22	685,000		753,558
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	270,000		312,661
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	240,000		290,256
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		377,685
Discover Financial Services,
Notes	5.20	4/27/22	589,000	b	646,577
Duke Realty,
Sr. Unscd. Notes	6.75	3/15/20	30,000		36,100
Duke Realty,
Sr. Unscd. Notes	8.25	8/15/19	285,000		360,763
Entertainment Properties,
Gtd. Notes	5.75	8/15/22	245,000		254,862
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	98,000	b	107,695
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	b	143,512
Ford Motor Credit,

Sr. Unscd. Notes	5.00	5/15/18	720,000		787,841
General Electric Capital,
Sr. Unscd. Notes	2.30	4/27/17	520,000		535,108
General Electric Capital,
Sr. Unscd. Notes	6.88	1/10/39	380,000		509,495
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	245,000		270,578
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	160,000		184,639
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	330,000		347,286
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		360,141
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	225,000		239,680
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	250,000		262,500
Intesa Sanpaolo,
Sr. Unscd. Notes	6.50	2/24/21	295,000	b	288,614
Invesco,
Gtd. Notes	5.38	2/27/13	250,000		254,412
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	605,000		668,056
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.50	1/24/22	570,000		633,488
Korea Finance,
Sr. Unscd. Notes	2.25	8/7/17	335,000		339,496
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	215,000	b	225,319
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	400,000		437,282
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	740,000		810,392
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	285,000		371,765
Morgan Stanley,
Sr. Unscd. Notes	2.88	1/24/14	250,000		253,407

Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	240,000		263,116
PNC Bank,
Sub. Notes		6.88	4/1/18	250,000		310,952
Prudential Financial,
Sr. Unscd. Notes		5.38	6/21/20	460,000		532,610
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	310,000	c	318,913
Prudential Financial,
Sr. Unscd. Notes		6.20	11/15/40	430,000		515,477
Regency Centers,
Gtd. Notes		5.25	8/1/15	66,000		71,995
Regency Centers,
Gtd. Notes		5.88	6/15/17	120,000		138,789
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	270,000		273,443
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	445,000	c	499,674
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	500,000	b	496,521
US Bancorp,
Sub. Notes		2.95	7/15/22	300,000		303,491
WEA Finance,
Gtd. Notes		7.13	4/15/18	435,000	b	532,388
Willis North America,
Gtd. Notes		6.20	3/28/17	155,000		176,812
Willis North America,
Gtd. Notes		7.00	9/29/19	185,000		220,261
						18,640,813
Foreign/Governmental--4.9%
Corporacion Andina de Formento,
Sr. Unscd. Notes		3.75	1/15/16	275,000		289,692
Irish Government,
Bonds	EUR	5.50	10/18/17	1,410,000		1,962,938
Italian Government,
Bonds	EUR	4.75	6/1/17	705,000		936,437
Italian Government,

Bonds	EUR	5.50	9/1/22	345,000		459,834
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	420,000		457,464
Province of Quebec Canada,
Unscd. Notes		4.60	5/26/15	305,000		338,123
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	110,000		143,189
						4,587,677
Health Care--.6%
DaVita,
Gtd. Notes		5.75	8/15/22	45,000		47,025
HCA,
Sr. Scd. Notes		5.88	3/15/22	105,000		114,319
Watson Pharmaceuticals,
Sr. Unscd. Notes		4.63	10/1/42	120,000		123,359
Wellpoint,
Sr. Unscd. Notes		1.25	9/10/15	310,000		312,389
						597,092
Industrial--1.1%
CSX,
Sr. Unscd. Notes		4.75	5/30/42	225,000		245,643
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	200,000	b	265,042
Waste Management,
Gtd. Notes		7.00	7/15/28	210,000		280,504
Waste Management,
Gtd. Notes		7.38	5/15/29	200,000		266,183
						1,057,372
Materials--2.3%
Dow Chemical,
Sr. Unscd. Notes		4.13	11/15/21	545,000		594,110
Dow Chemical,
Sr. Unscd. Notes		5.25	11/15/41	185,000		210,739
Georgia-Pacific,
Gtd. Notes		8.25	5/1/16	345,000	b	371,306
Smurfit Kappa Acquisitions,
Gtd. Notes		4.88	9/15/18	200,000	b	198,250

Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	100,000	b	129,951
Teck Resources,
Gtd. Notes		6.25	7/15/41	185,000		202,045
Vale Overseas,
Gtd. Notes		4.38	1/11/22	235,000		248,198
Vale,
Sr. Unscd. Notes		5.63	9/11/42	220,000		224,911
						2,179,510
Municipal Bonds--.8%
California,
GO (Build America Bonds)		7.30	10/1/39	340,000		444,655
New York City,
GO (Build America Bonds)		5.99	12/1/36	200,000		253,144
						697,799
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2		0.49	7/25/35	145,187	c	120,180
Telecommunications--.7%

Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	170,000		238,484
Telecom Italia Capital,
Gtd. Notes	7.18	6/18/19	80,000		88,600
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	360,000		353,700
					680,784
U.S. Government Agencies/Mortgage-Backed--29.7%
Federal Home Loan Mortgage Corp.:
4.00%			2,135,000	d,e	2,295,459
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			88,876	e	90,694
5.50%, 10/1/39 - 5/1/40			204,542	e	225,256
Federal National Mortgage Association:
3.00%			2,690,000	d,e	2,840,472
3.50%			7,780,000	d,e	8,336,919
4.00%			2,045,000	d,e	2,203,807
5.00%			4,055,000	d,e	4,423,752
5.50%			2,855,000	d,e	3,130,241
5.00%, 3/1/21 - 11/1/21			628,473	e	685,214
5.50%, 2/1/34 - 8/1/40			1,324,863	e	1,468,818
6.00%, 2/1/39 - 5/1/39			511,628	e	571,310
7.00%, 6/1/29 - 9/1/29			30,487	e	36,617
Government National Mortgage Association I;
5.50%, 4/15/33 - 3/15/34			1,109,576		1,243,527
Government National Mortgage Association II;
7.00%, 9/20/28 - 7/20/29			8,401		9,925
					27,562,011
U.S. Government Securities--53.0%
U.S. Treasury Bonds:
3.88%, 8/15/40			2,930,000	f	3,580,094
4.63%, 2/15/40			125,000	f	171,582
6.13%, 11/15/27			495,000	f	745,052
U.S. Treasury Notes:

0.13%, 7/31/14			3,110,000	f	3,104,047
0.38%, 9/30/12			11,075,000	f	11,075,000
0.38%, 10/31/12			22,580,000	f	22,587,948
2.38%, 7/31/17			7,260,000		7,875,967
					49,139,690
Utilities--2.5%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	215,000	b	238,650
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	400,000		465,710
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	395,000	b	432,316
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	265,000		373,986
Nisource Finance,
Gtd. Notes	4.45	12/1/21	245,000		272,962
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		351,570
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	130,000		180,923
					2,316,117
Total Bonds and Notes
(cost $120,822,435)					124,981,175

Preferred Stocks--.6%	Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25
(cost $500,000)	5,000	[c]	529,987
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.12%, 2/7/13
(cost $49,978)	50,000	[g]	49,982

Other Investment--.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $479,625)	479,625	[h]	479,625
Total Investments (cost $121,852,038)	135.8%		126,040,769
Liabilities, Less Cash and Receivables	(35.8%)		(33,235,791)
Net Assets	100.0%		92,804,978

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $9,857,296 or 10.6% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a forward commitment basis.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was
$27,400,968 and the value of the collateral held by the fund was $28,106,672, consisting of U.S. Government & Agency securities.
g	Held by or on behalf of a counterparty for open financial futures positions.
h	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $4,188,731 of which $4,243,431 related to appreciated investment securities and $54,700 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	82.7
Corporate Bonds	36.2
Asset/Mortgage-Backed	10.0
Foreign/Governmental	4.9
Municipal Bonds	.8
Preferred Stocks	.6
Short-Term/Money Market Investments	.6
135.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	43	(5,739,828)	December 2012	(15,474)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Euro,
Expiring
10/30/2012 a	3,360,000	4,360,277	4,319,192	41,085

Counterparty:
a Morgan Stanley

Notional				Determination	Unrealized
Amount	Counterparty	Reference Index	Base Index Value	Date	(Depreciation) ($)
		Forward Rate Agreement, USD-
4,500,000	Barclays	LIBOR-BBA[a]	3.22	11/27/2012	(11,537)

[a] The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date. The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,001,530	-	5,001,530
Commercial Mortgage-Backed	-	4,136,963	-	4,136,963
Corporate Bonds+	-	33,735,325	-	33,735,325
Foreign Government	-	4,587,677	-	4,587,677
Municipal Bonds	-	697,799	-	697,799
Mutual Funds	479,625	-	-	479,625
Preferred Stocks+	529,987	-		529,987
Residential Mortgage-Backed	-	120,180	-	120,180
U.S. Government Agencies/Mortgage-Backed	-	27,562,011	-	27,562,011
U.S. Treasury	-	49,189,672	-	49,189,672
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	41,085	-	41,085
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(15,474)	-	-	(15,474)
Swaps++	-	(11,537)	-	(11,537)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)